Related Party Disclosures - Summary of Compensation of Key Management Personnel (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Fringe benefits	€ 200,000	€ 0	€ 0
Total compensation of key management personnel	13,900,000	8,900,000	15,500,000
Key management personnel compensation, signing bonus	500,000
Sean Marett
Disclosure of transactions between related parties [line items]
Key management personnel compensation, severance	275,000
Key management personnel compensation, severance additional payment	39,000
Key management personnel compensation, consultancy agreement payment	477,030
Management Board
Disclosure of transactions between related parties [line items]
Fixed compensation	4,000,000.0	3,900,000	2,900,000
Short-term incentive – first installment	800,000	700,000	600,000
Short-term incentive – second installment	600,000	1,000,000.0	700,000
Other variable compensation	1,300,000	800,000	100,000
Share-based payments (incl. long-term incentive)	6,100,000	1,900,000	10,700,000
Total compensation of key management personnel	€ 13,000,000.0	8,300,000	15,000,000.0
Management Board | Jens Holstein
Disclosure of transactions between related parties [line items]
Phantom shares awarded (in shares)	4,246
Management Board | Sean Marett
Disclosure of transactions between related parties [line items]
Phantom shares awarded (in shares)	5,760
Supervisory Board
Disclosure of transactions between related parties [line items]
Total compensation of key management personnel	€ 900,000	€ 600,000	€ 500,000